Cost of Sales - Disclosure of Cost of Sale (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cost of sales [line items]
Inventories at the beginning of the year	$ 8,630,817	$ 8,540,744	$ 7,308,076
Finished products	614,789	759,654	399,619
Products in progress	1,919,671	1,872,214	1,581,371
Raw materials, materials, fuel and spare parts	6,096,357	5,908,876	5,327,086
Purchases and production expenses for the year	28,043,498	34,796,232	39,626,083
Inventories at the end of the year	(7,647,937)	(8,630,817)	(8,540,744)
Cost of sales	29,026,378	34,706,159	38,393,415
Cost of sales [member]
Disclosure of cost of sales [line items]
Finished products	(471,045)	(614,789)	(759,654)
Products in progress	(899,962)	(1,919,671)	(1,872,214)
Raw materials, materials, fuel and spare parts	(6,276,930)	(6,096,357)	(5,908,876)
Cost of sales	$ 29,026,378	$ 34,706,159	$ 38,393,415